Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.42%
Advertising–0.41%
Interpublic Group of Cos., Inc. (The)	22,058	$808,867
Omnicom Group, Inc.	11,129	806,407
		1,615,274
Aerospace & Defense–2.02%
Boeing Co. (The)(b)	3,793	834,232
General Dynamics Corp.	3,956	775,495
Howmet Aerospace, Inc.	25,549	797,129
Huntington Ingalls Industries, Inc.	4,025	777,066
L3Harris Technologies, Inc.	3,444	758,506
Lockheed Martin Corp.	2,306	795,801
Northrop Grumman Corp.	2,253	811,418
Raytheon Technologies Corp.	9,610	826,076
Textron, Inc.	11,306	789,272
TransDigm Group, Inc.(b)	1,330	830,678
		7,995,673
Agricultural & Farm Machinery–0.19%
Deere & Co.	2,197	736,149
Agricultural Products–0.20%
Archer-Daniels-Midland Co.	13,318	799,213
Air Freight & Logistics–0.75%
C.H. Robinson Worldwide, Inc.(c)	9,023	785,001
Expeditors International of Washington, Inc.	6,342	755,522
FedEx Corp.	3,097	679,141
United Parcel Service, Inc., Class B	4,127	751,527
		2,971,191
Airlines–1.08%
Alaska Air Group, Inc.(b)	14,220	833,292
American Airlines Group, Inc.(b)(c)	42,091	863,707
Delta Air Lines, Inc.(b)	20,265	863,492
Southwest Airlines Co.(b)	16,652	856,412
United Airlines Holdings, Inc.(b)(c)	17,989	855,737
		4,272,640
Alternative Carriers–0.21%
Lumen Technologies, Inc.(c)	66,636	825,620
Apparel Retail–0.58%
Gap, Inc. (The)(c)	33,429	758,838
Ross Stores, Inc.	7,071	769,678
TJX Cos., Inc. (The)	11,582	764,181
		2,292,697
Apparel, Accessories & Luxury Goods–1.13%
Hanesbrands, Inc.	42,608	731,153
PVH Corp.(b)	7,309	751,292
Ralph Lauren Corp.	7,082	786,385
Tapestry, Inc.	19,709	729,627
Under Armour, Inc., Class A(b)	18,422	371,756
Under Armour, Inc., Class C(b)	19,190	336,209
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	11,242	$753,102
		4,459,524
Application Software–2.34%
Adobe, Inc.(b)	1,210	696,621
ANSYS, Inc.(b)	2,135	726,861
Autodesk, Inc.(b)	2,804	799,617
Cadence Design Systems, Inc.(b)	4,780	723,883
Ceridian HCM Holding, Inc.(b)	7,261	817,734
Citrix Systems, Inc.	7,415	796,148
Intuit, Inc.	1,406	758,551
Paycom Software, Inc.(b)	1,677	831,373
PTC, Inc.(b)	6,350	760,666
salesforce.com, inc.(b)	3,101	841,053
Synopsys, Inc.(b)	2,399	718,285
Tyler Technologies, Inc.(b)	1,691	775,577
		9,246,369
Asset Management & Custody Banks–1.54%
Ameriprise Financial, Inc.	2,990	789,719
Bank of New York Mellon Corp. (The)	15,366	796,573
BlackRock, Inc.	870	729,634
Franklin Resources, Inc.	25,467	756,879
Invesco Ltd.(d)	32,424	781,743
Northern Trust Corp.	7,087	764,050
State Street Corp.	9,109	771,715
T. Rowe Price Group, Inc.	3,682	724,249
		6,114,562
Auto Parts & Equipment–0.41%
Aptiv PLC(b)	5,447	811,440
BorgWarner, Inc.	18,610	804,138
		1,615,578
Automobile Manufacturers–0.65%
Ford Motor Co.(b)	62,904	890,721
General Motors Co.(b)(e)	16,117	849,527
Tesla, Inc.(b)	1,083	839,845
		2,580,093
Automotive Retail–0.83%
Advance Auto Parts, Inc.	3,988	833,053
AutoZone, Inc.(b)	514	872,767
CarMax, Inc.(b)	5,929	758,675
O’Reilly Automotive, Inc.(b)	1,347	823,098
		3,287,593
Biotechnology–1.54%
AbbVie, Inc.	7,477	806,544
Amgen, Inc.	3,732	793,610
Biogen, Inc.(b)	2,660	752,753
Gilead Sciences, Inc.	11,236	784,834
Incyte Corp.(b)	11,215	771,368
Moderna, Inc.(b)	1,775	683,126
Regeneron Pharmaceuticals, Inc.(b)	1,226	741,951

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	4,230	$767,280
		6,101,466
Brewers–0.20%
Molson Coors Beverage Co., Class B	17,503	811,789
Broadcasting–0.62%
Discovery, Inc., Class A(b)	11,239	285,246
Discovery, Inc., Class C(b)	20,021	485,910
Fox Corp., Class A	15,513	622,226
Fox Corp., Class B	7,210	267,635
ViacomCBS, Inc., Class B	20,117	794,823
		2,455,840
Building Products–1.29%
A.O. Smith Corp.	11,377	694,793
Allegion PLC	5,518	729,369
Carrier Global Corp.(c)	14,135	731,628
Fortune Brands Home & Security, Inc.	8,335	745,316
Johnson Controls International PLC	10,625	723,350
Masco Corp.(c)	13,432	746,148
Trane Technologies PLC	4,196	724,439
		5,095,043
Cable & Satellite–0.58%
Charter Communications, Inc., Class A(b)	1,013	737,018
Comcast Corp., Class A	13,451	752,314
DISH Network Corp., Class A(b)	18,658	810,877
		2,300,209
Casinos & Gaming–0.95%
Caesars Entertainment, Inc.(b)	7,656	859,616
Las Vegas Sands Corp.(b)	19,064	697,743
MGM Resorts International	18,861	813,852
Penn National Gaming, Inc.(b)(c)	9,994	724,165
Wynn Resorts Ltd.(b)	7,855	665,711
		3,761,087
Commodity Chemicals–0.40%
Dow, Inc.	13,204	760,022
LyondellBasell Industries N.V., Class A	8,589	806,078
		1,566,100
Communications Equipment–0.98%
Arista Networks, Inc.(b)	2,273	781,094
Cisco Systems, Inc.	13,778	749,936
F5 Networks, Inc.(b)	3,930	781,205
Juniper Networks, Inc.	28,661	788,751
Motorola Solutions, Inc.	3,287	763,636
		3,864,622
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	7,163	757,201
Construction & Engineering–0.20%
Quanta Services, Inc.	6,888	783,992
Construction Machinery & Heavy Trucks–0.77%
Caterpillar, Inc.	3,891	746,955
Cummins, Inc.	3,419	767,771
PACCAR, Inc.(e)	9,540	752,897
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	8,923	$769,252
		3,036,875
Construction Materials–0.38%
Martin Marietta Materials, Inc.	2,159	737,687
Vulcan Materials Co.	4,489	759,359
		1,497,046
Consumer Electronics–0.18%
Garmin Ltd.	4,622	718,536
Consumer Finance–0.84%
American Express Co.(e)	5,025	841,838
Capital One Financial Corp.	5,127	830,420
Discover Financial Services	6,620	813,267
Synchrony Financial	16,856	823,922
		3,309,447
Copper–0.18%
Freeport-McMoRan, Inc.	22,481	731,307
Data Processing & Outsourced Services–2.37%
Automatic Data Processing, Inc.	3,972	794,082
Broadridge Financial Solutions, Inc.	4,693	782,042
Fidelity National Information Services, Inc.	6,443	783,984
Fiserv, Inc.(b)	7,207	781,960
FleetCor Technologies, Inc.(b)	3,059	799,225
Global Payments, Inc.	4,794	755,439
Jack Henry & Associates, Inc.	4,719	774,199
Mastercard, Inc., Class A	2,296	798,273
Paychex, Inc.	7,231	813,126
PayPal Holdings, Inc.(b)	2,805	729,889
Visa, Inc., Class A	3,546	789,871
Western Union Co. (The)(c)	37,820	764,720
		9,366,810
Distillers & Vintners–0.39%
Brown-Forman Corp., Class B	11,148	747,028
Constellation Brands, Inc., Class A	3,729	785,663
		1,532,691
Distributors–0.58%
Genuine Parts Co.	6,738	816,848
LKQ Corp.(b)	15,735	791,785
Pool Corp.	1,616	702,007
		2,310,640
Diversified Banks–1.05%
Bank of America Corp.	19,807	840,807
Citigroup, Inc.	11,465	804,614
JPMorgan Chase & Co.	5,069	829,745
U.S. Bancorp	14,385	855,044
Wells Fargo & Co.	17,993	835,055
		4,165,265
Diversified Chemicals–0.19%
Eastman Chemical Co.	7,286	733,992
Diversified Support Services–0.38%
Cintas Corp.	1,976	752,184
Copart, Inc.(b)	5,569	772,532
		1,524,716
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.	16,130	$758,917
Electric Utilities–2.83%
Alliant Energy Corp.(c)	13,345	747,053
American Electric Power Co., Inc.	8,979	728,915
Duke Energy Corp.	7,742	755,542
Edison International	13,721	761,104
Entergy Corp.	7,132	708,279
Evergy, Inc.	11,960	743,912
Eversource Energy	9,030	738,293
Exelon Corp.	15,981	772,521
FirstEnergy Corp.	21,163	753,826
NextEra Energy, Inc.	9,392	737,460
NRG Energy, Inc.	18,349	749,190
Pinnacle West Capital Corp.	10,699	774,180
PPL Corp.	26,903	750,056
Southern Co. (The)	12,047	746,552
Xcel Energy, Inc.	11,771	735,687
		11,202,570
Electrical Components & Equipment–0.94%
AMETEK, Inc.	6,115	758,321
Eaton Corp. PLC	4,973	742,519
Emerson Electric Co.	7,969	750,680
Generac Holdings, Inc.(b)	1,767	722,120
Rockwell Automation, Inc.	2,539	746,567
		3,720,207
Electronic Components–0.38%
Amphenol Corp., Class A	10,584	775,066
Corning, Inc.	20,542	749,578
		1,524,644
Electronic Equipment & Instruments–0.74%
Keysight Technologies, Inc.(b)	4,428	727,476
Teledyne Technologies, Inc.(b)	1,843	791,716
Trimble, Inc.(b)	8,496	698,796
Zebra Technologies Corp., Class A(b)	1,374	708,187
		2,926,175
Electronic Manufacturing Services–0.37%
IPG Photonics Corp.(b)	4,624	732,442
TE Connectivity Ltd.	5,486	752,789
		1,485,231
Environmental & Facilities Services–0.57%
Republic Services, Inc.	6,420	770,785
Rollins, Inc.	20,478	723,488
Waste Management, Inc.	5,164	771,295
		2,265,568
Fertilizers & Agricultural Chemicals–0.86%
CF Industries Holdings, Inc.	17,476	975,510
Corteva, Inc.	18,370	773,010
FMC Corp.(c)	8,129	744,291
Mosaic Co. (The)	25,098	896,501
		3,389,312
Financial Exchanges & Data–1.56%
Cboe Global Markets, Inc.	6,323	783,167
CME Group, Inc., Class A	4,216	815,290
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	6,712	$770,672
MarketAxess Holdings, Inc.	1,819	765,235
Moody’s Corp.	2,085	740,404
MSCI, Inc.	1,225	745,217
Nasdaq, Inc.	4,069	785,398
S&P Global, Inc.	1,772	752,905
		6,158,288
Food Distributors–0.21%
Sysco Corp.	10,418	817,813
Food Retail–0.19%
Kroger Co. (The)	18,693	755,758
Footwear–0.18%
NIKE, Inc., Class B	4,876	708,141
Gas Utilities–0.19%
Atmos Energy Corp.	8,566	755,521
General Merchandise Stores–0.60%
Dollar General Corp.	3,658	776,008
Dollar Tree, Inc.(b)	8,842	846,356
Target Corp.	3,262	746,248
		2,368,612
Gold–0.19%
Newmont Corp.	13,996	759,983
Health Care Distributors–0.78%
AmerisourceBergen Corp.	6,495	775,828
Cardinal Health, Inc.	15,101	746,895
Henry Schein, Inc.(b)	10,391	791,379
McKesson Corp.	3,934	784,361
		3,098,463
Health Care Equipment–3.27%
Abbott Laboratories	6,193	731,579
ABIOMED, Inc.(b)	2,208	718,748
Baxter International, Inc.	9,857	792,799
Becton, Dickinson and Co.	3,088	759,092
Boston Scientific Corp.(b)	17,940	778,417
Danaher Corp.	2,417	735,831
DexCom, Inc.(b)	1,452	794,041
Edwards Lifesciences Corp.(b)	6,598	746,960
Hologic, Inc.(b)	9,972	736,033
IDEXX Laboratories, Inc.(b)	1,170	727,623
Intuitive Surgical, Inc.(b)	779	774,443
Medtronic PLC	6,082	762,379
ResMed, Inc.	2,698	711,058
STERIS PLC	3,803	776,877
Stryker Corp.	2,913	768,216
Teleflex, Inc.	2,142	806,570
Zimmer Biomet Holdings, Inc.	5,679	831,178
		12,951,844
Health Care Facilities–0.38%
HCA Healthcare, Inc.	3,107	754,131
Universal Health Services, Inc., Class B	5,410	748,582
		1,502,713
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–0.58%
Healthpeak Properties, Inc.	22,564	$755,442
Ventas, Inc.	14,195	783,706
Welltower, Inc.	9,202	758,245
		2,297,393
Health Care Services–0.97%
Cigna Corp.	3,897	780,024
CVS Health Corp.	9,519	807,782
DaVita, Inc.(b)	6,482	753,597
Laboratory Corp. of America Holdings(b)	2,650	745,816
Quest Diagnostics, Inc.(c)	5,148	748,056
		3,835,275
Health Care Supplies–0.75%
Align Technology, Inc.(b)	1,107	736,631
Cooper Cos., Inc. (The)	1,767	730,319
DENTSPLY SIRONA, Inc.	13,099	760,397
West Pharmaceutical Services, Inc.	1,738	737,850
		2,965,197
Health Care Technology–0.19%
Cerner Corp.	10,714	755,551
Home Furnishings–0.38%
Leggett & Platt, Inc.	17,087	766,181
Mohawk Industries, Inc.(b)	4,251	754,127
		1,520,308
Home Improvement Retail–0.40%
Home Depot, Inc. (The)	2,403	788,809
Lowe’s Cos., Inc.	3,904	791,965
		1,580,774
Homebuilding–0.76%
D.R. Horton, Inc.	8,893	746,745
Lennar Corp., Class A	7,997	749,159
NVR, Inc.(b)	155	743,082
PulteGroup, Inc.	16,642	764,201
		3,003,187
Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.(b)	49,883	814,589
Hotels, Resorts & Cruise Lines–1.52%
Booking Holdings, Inc.(b)	346	821,359
Carnival Corp.(b)(c)	35,061	876,876
Expedia Group, Inc.(b)	5,486	899,155
Hilton Worldwide Holdings, Inc.(b)	6,261	827,141
Marriott International, Inc., Class A(b)	5,880	870,769
Norwegian Cruise Line Holdings Ltd.(b)	32,437	866,392
Royal Caribbean Cruises Ltd.(b)	9,780	869,931
		6,031,623
Household Appliances–0.19%
Whirlpool Corp.	3,697	753,670
Household Products–0.99%
Church & Dwight Co., Inc.	9,644	796,305
Clorox Co. (The)	4,701	778,532
Colgate-Palmolive Co.	10,353	782,480
Kimberly-Clark Corp.	5,820	770,801
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	5,534	$773,653
		3,901,771
Housewares & Specialties–0.18%
Newell Brands, Inc.	32,046	709,498
Human Resource & Employment Services–0.20%
Robert Half International, Inc.	7,770	779,564
Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	1,715	770,635
Walmart, Inc.	5,467	761,991
		1,532,626
Independent Power Producers & Energy Traders–0.19%
AES Corp. (The)	33,556	766,083
Industrial Conglomerates–0.78%
3M Co.	4,322	758,166
General Electric Co.	7,820	805,695
Honeywell International, Inc.	3,587	761,448
Roper Technologies, Inc.	1,683	750,837
		3,076,146
Industrial Gases–0.38%
Air Products and Chemicals, Inc.	2,976	762,184
Linde PLC (United Kingdom)	2,569	753,693
		1,515,877
Industrial Machinery–2.08%
Dover Corp.	4,596	714,678
Fortive Corp.	10,591	747,407
IDEX Corp.	3,673	760,127
Illinois Tool Works, Inc.	3,646	753,373
Ingersoll Rand, Inc.(b)	14,574	734,675
Otis Worldwide Corp.	8,809	724,805
Parker-Hannifin Corp.	2,808	785,173
Pentair PLC	10,422	756,950
Snap-on, Inc.	3,648	762,250
Stanley Black & Decker, Inc.	4,279	750,151
Xylem, Inc.	5,937	734,288
		8,223,877
Industrial REITs–0.38%
Duke Realty Corp.	15,717	752,373
Prologis, Inc.	5,969	748,691
		1,501,064
Insurance Brokers–0.99%
Aon PLC, Class A	2,729	779,866
Arthur J. Gallagher & Co.	5,536	822,927
Brown & Brown, Inc.	13,807	765,598
Marsh & McLennan Cos., Inc.	4,970	752,607
Willis Towers Watson PLC	3,372	783,855
		3,904,853
Integrated Oil & Gas–0.67%
Chevron Corp.	8,303	842,340
Exxon Mobil Corp.	14,776	869,124
Occidental Petroleum Corp.	31,931	944,519
		2,655,983
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Integrated Telecommunication Services–0.40%
AT&T, Inc.	29,346	$792,636
Verizon Communications, Inc.	14,708	794,379
		1,587,015
Interactive Home Entertainment–0.59%
Activision Blizzard, Inc.	10,015	775,061
Electronic Arts, Inc.	5,496	781,806
Take-Two Interactive Software, Inc.(b)	5,181	798,237
		2,355,104
Interactive Media & Services–0.76%
Alphabet, Inc., Class A(b)	145	387,660
Alphabet, Inc., Class C(b)	137	365,148
Facebook, Inc., Class A(b)	2,106	714,755
Match Group, Inc.(b)(c)	4,852	761,716
Twitter, Inc.(b)	12,957	782,473
		3,011,752
Internet & Direct Marketing Retail–0.58%
Amazon.com, Inc.(b)	230	755,559
eBay, Inc.	10,993	765,883
Etsy, Inc.(b)	3,675	764,253
		2,285,695
Internet Services & Infrastructure–0.37%
Akamai Technologies, Inc.(b)	7,126	745,308
VeriSign, Inc.(b)	3,606	739,266
		1,484,574
Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	11,165	813,259
Goldman Sachs Group, Inc. (The)	1,977	747,365
Morgan Stanley	7,698	749,092
Raymond James Financial, Inc.	8,814	813,356
		3,123,072
IT Consulting & Other Services–0.98%
Accenture PLC, Class A	2,333	746,373
Cognizant Technology Solutions Corp., Class A	10,459	776,162
DXC Technology Co.(b)	23,207	779,987
Gartner, Inc.(b)	2,543	772,767
International Business Machines Corp.	5,821	808,712
		3,884,001
Leisure Products–0.18%
Hasbro, Inc.	8,137	725,983
Life & Health Insurance–1.21%
Aflac, Inc.	14,593	760,733
Globe Life, Inc.	8,667	771,623
Lincoln National Corp.	12,189	837,994
MetLife, Inc.	13,125	810,206
Principal Financial Group, Inc.	12,296	791,862
Prudential Financial, Inc.	7,688	808,778
		4,781,196
Life Sciences Tools & Services–1.84%
Agilent Technologies, Inc.	4,501	709,043
Bio-Rad Laboratories, Inc., Class A(b)	973	725,809
Bio-Techne Corp.	1,543	747,692
Shares		Value
Life Sciences Tools & Services–(continued)
Charles River Laboratories International, Inc.(b)	1,809	$746,520
Illumina, Inc.(b)	1,741	706,167
IQVIA Holdings, Inc.(b)	3,062	733,471
Mettler-Toledo International, Inc.(b)	500	688,680
PerkinElmer, Inc.	4,264	738,909
Thermo Fisher Scientific, Inc.	1,395	797,005
Waters Corp.(b)	1,898	678,155
		7,271,451
Managed Health Care–0.81%
Anthem, Inc.	2,231	831,717
Centene Corp.(b)	13,354	832,088
Humana, Inc.	1,984	772,074
UnitedHealth Group, Inc.	1,975	771,711
		3,207,590
Metal & Glass Containers–0.19%
Ball Corp.(c)	8,411	756,738
Movies & Entertainment–0.60%
Live Nation Entertainment, Inc.(b)(c)	9,266	844,411
Netflix, Inc.(b)	1,332	812,973
Walt Disney Co. (The)(b)	4,332	732,844
		2,390,228
Multi-line Insurance–0.60%
American International Group, Inc.	14,651	804,193
Assurant, Inc.	4,750	749,313
Hartford Financial Services Group, Inc. (The)	11,570	812,792
		2,366,298
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	2,873	784,157
Multi-Utilities–1.92%
Ameren Corp.	9,167	742,527
CenterPoint Energy, Inc.(c)	30,421	748,357
CMS Energy Corp.	12,539	748,955
Consolidated Edison, Inc.	10,679	775,189
Dominion Energy, Inc.	10,319	753,493
DTE Energy Co.	6,716	750,244
NiSource, Inc.	32,411	785,319
Public Service Enterprise Group, Inc.	12,836	781,712
Sempra Energy	6,020	761,530
WEC Energy Group, Inc.	8,406	741,409
		7,588,735
Office REITs–0.60%
Alexandria Real Estate Equities, Inc.(c)	3,994	763,134
Boston Properties, Inc.	7,378	799,406
Vornado Realty Trust(c)	19,807	832,092
		2,394,632
Oil & Gas Equipment & Services–0.65%
Baker Hughes Co., Class A	33,429	826,699
Halliburton Co.(c)	40,841	882,982
Schlumberger N.V.	29,784	882,798
		2,592,479
Oil & Gas Exploration & Production–2.16%
APA Corp.	42,677	914,568
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips	14,312	$969,924
Coterra Energy, Inc.(c)	43,539	947,409
Devon Energy Corp.	28,416	1,009,052
Diamondback Energy, Inc.	10,629	1,006,247
EOG Resources, Inc.	11,880	953,608
Hess Corp.	11,770	919,355
Marathon Oil Corp.	70,774	967,480
Pioneer Natural Resources Co.	5,280	879,173
		8,566,816
Oil & Gas Refining & Marketing–0.66%
Marathon Petroleum Corp.	14,025	866,885
Phillips 66	12,016	841,481
Valero Energy Corp.	12,579	887,700
		2,596,066
Oil & Gas Storage & Transportation–0.65%
Kinder Morgan, Inc.	49,945	835,580
ONEOK, Inc.	15,196	881,216
Williams Cos., Inc. (The)	32,851	852,155
		2,568,951
Packaged Foods & Meats–2.41%
Campbell Soup Co.(c)	18,485	772,858
Conagra Brands, Inc.	24,105	816,436
General Mills, Inc.	13,651	816,603
Hershey Co. (The)	4,556	771,103
Hormel Foods Corp.(c)	18,852	772,932
JM Smucker Co. (The)	6,589	790,877
Kellogg Co.	12,713	812,615
Kraft Heinz Co. (The)	21,955	808,383
Lamb Weston Holdings, Inc.	13,186	809,225
McCormick & Co., Inc.(c)	9,324	755,524
Mondelez International, Inc., Class A	13,243	770,478
Tyson Foods, Inc., Class A	10,663	841,737
		9,538,771
Paper Packaging–1.14%
Amcor PLC	64,848	751,588
Avery Dennison Corp.	3,555	736,632
International Paper Co.	13,670	764,426
Packaging Corp. of America	5,254	722,110
Sealed Air Corp.(c)	13,733	752,431
WestRock Co.	15,377	766,236
		4,493,423
Personal Products–0.18%
Estee Lauder Cos., Inc. (The), Class A	2,376	712,634
Pharmaceuticals–1.75%
Bristol-Myers Squibb Co.(e)	12,635	747,613
Catalent, Inc.(b)	5,794	771,008
Eli Lilly and Co.	3,330	769,397
Johnson & Johnson	4,783	772,455
Merck & Co., Inc.	10,859	815,619
Organon & Co.	23,543	771,975
Pfizer, Inc.	17,496	752,503
Viatris, Inc.	57,799	783,176
Zoetis, Inc.	3,853	748,021
		6,931,767
Shares		Value
Property & Casualty Insurance–1.39%
Allstate Corp. (The)	6,063	$771,880
Chubb Ltd.	4,425	767,649
Cincinnati Financial Corp.	6,795	776,125
Loews Corp.	14,912	804,204
Progressive Corp. (The)	8,566	774,281
Travelers Cos., Inc. (The)	5,109	776,619
W.R. Berkley Corp.	11,120	813,762
		5,484,520
Publishing–0.22%
News Corp., Class A	27,924	657,052
News Corp., Class B	8,693	201,938
		858,990
Railroads–0.77%
CSX Corp.	25,771	766,430
Kansas City Southern	2,849	771,053
Norfolk Southern Corp.	3,227	772,060
Union Pacific Corp.	3,839	752,482
		3,062,025
Real Estate Services–0.20%
CBRE Group, Inc., Class A(b)	8,231	801,370
Regional Banks–2.80%
Citizens Financial Group, Inc.	18,614	874,486
Comerica, Inc.	10,956	881,958
Fifth Third Bancorp	20,632	875,622
First Republic Bank	4,038	778,849
Huntington Bancshares, Inc.	51,963	803,348
KeyCorp	40,142	867,870
M&T Bank Corp.	5,875	877,373
People’s United Financial, Inc.	49,883	871,456
PNC Financial Services Group, Inc. (The)	4,171	816,014
Regions Financial Corp.	40,904	871,664
SVB Financial Group(b)	1,348	871,994
Truist Financial Corp.	14,450	847,493
Zions Bancorporation N.A.	13,901	860,333
		11,098,460
Reinsurance–0.20%
Everest Re Group Ltd.	3,124	783,437
Research & Consulting Services–1.17%
Equifax, Inc.	2,923	740,747
IHS Markit Ltd.	6,602	769,925
Jacobs Engineering Group, Inc.	5,983	792,927
Leidos Holdings, Inc.	8,203	788,554
Nielsen Holdings PLC	40,102	769,557
Verisk Analytics, Inc.	3,880	777,048
		4,638,758
Residential REITs–1.00%
AvalonBay Communities, Inc.	3,568	790,811
Equity Residential	9,772	790,750
Essex Property Trust, Inc.	2,478	792,316
Mid-America Apartment Communities, Inc.	4,209	786,031
UDR, Inc.	15,121	801,111
		3,961,019
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–1.17%
Chipotle Mexican Grill, Inc.(b)	420	$763,358
Darden Restaurants, Inc.	5,365	812,637
Domino’s Pizza, Inc.	1,561	744,535
McDonald’s Corp.	3,331	803,137
Starbucks Corp.	6,684	737,312
Yum! Brands, Inc.	6,141	751,106
		4,612,085
Retail REITs–1.00%
Federal Realty Investment Trust	6,773	799,146
Kimco Realty Corp.	37,766	783,644
Realty Income Corp.(c)	11,744	761,716
Regency Centers Corp.	12,041	810,721
Simon Property Group, Inc.	6,236	810,493
		3,965,720
Semiconductor Equipment–0.95%
Applied Materials, Inc.	5,829	750,367
Enphase Energy, Inc.(b)	5,041	755,999
KLA Corp.	2,275	761,010
Lam Research Corp.	1,334	759,246
Teradyne, Inc.	6,594	719,867
		3,746,489
Semiconductors–2.71%
Advanced Micro Devices, Inc.(b)	7,582	780,188
Analog Devices, Inc.	4,703	787,659
Broadcom, Inc.	1,601	776,373
Intel Corp.	14,815	789,343
Microchip Technology, Inc.	5,065	777,427
Micron Technology, Inc.	10,852	770,275
Monolithic Power Systems, Inc.	1,615	782,758
NVIDIA Corp.	3,548	735,004
NXP Semiconductors N.V. (China)	3,760	736,471
Qorvo, Inc.(b)	4,449	743,828
QUALCOMM, Inc.	5,590	720,998
Skyworks Solutions, Inc.	4,498	741,180
Texas Instruments, Inc.	4,182	803,822
Xilinx, Inc.	5,144	776,693
		10,722,019
Soft Drinks–0.57%
Coca-Cola Co. (The)	14,343	752,577
Monster Beverage Corp.(b)	8,316	738,710
PepsiCo, Inc.	5,131	771,754
		2,263,041
Specialized REITs–1.69%
American Tower Corp.	2,714	720,323
Crown Castle International Corp.	4,235	734,010
Digital Realty Trust, Inc.	5,134	741,606
Equinix, Inc.	945	746,673
Extra Space Storage, Inc.	4,264	716,309
Iron Mountain, Inc.(c)	16,964	737,086
Public Storage	2,468	733,243
SBA Communications Corp., Class A	2,261	747,419
Weyerhaeuser Co.	22,980	817,398
		6,694,067
Specialty Chemicals–1.32%
Albemarle Corp.	3,307	724,134
Shares		Value
Specialty Chemicals–(continued)
Celanese Corp.	5,206	$784,232
DuPont de Nemours, Inc.	11,315	769,307
Ecolab, Inc.	3,532	736,846
International Flavors & Fragrances, Inc.	5,404	722,623
PPG Industries, Inc.	5,212	745,368
Sherwin-Williams Co. (The)	2,653	742,123
		5,224,633
Specialty Stores–0.59%
Bath & Body Works, Inc.	12,533	789,955
Tractor Supply Co.	3,894	788,963
Ulta Beauty, Inc.(b)	2,128	768,038
		2,346,956
Steel–0.18%
Nucor Corp.(c)	7,106	699,870
Systems Software–0.96%
Fortinet, Inc.(b)	2,569	750,251
Microsoft Corp.	2,697	760,338
NortonLifeLock, Inc.	29,260	740,278
Oracle Corp.	8,894	774,934
ServiceNow, Inc.(b)	1,231	766,015
		3,791,816
Technology Distributors–0.19%
CDW Corp.	4,029	733,359
Technology Hardware, Storage & Peripherals–1.18%
Apple, Inc.	5,354	757,591
Hewlett Packard Enterprise Co.	55,739	794,281
HP, Inc.	28,487	779,404
NetApp, Inc.	8,640	775,526
Seagate Technology Holdings PLC	9,505	784,353
Western Digital Corp.(b)	13,759	776,558
		4,667,713
Tobacco–0.37%
Altria Group, Inc.	15,763	717,532
Philip Morris International, Inc.	7,701	729,978
		1,447,510
Trading Companies & Distributors–0.59%
Fastenal Co.	14,887	768,318
United Rentals, Inc.(b)	2,337	820,124
W.W. Grainger, Inc.	1,921	755,068
		2,343,510
Trucking–0.39%
J.B. Hunt Transport Services, Inc.	4,590	767,540
Old Dominion Freight Line, Inc.	2,737	782,727
		1,550,267
Water Utilities–0.18%
American Water Works Co., Inc.	4,316	729,577
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	6,098	779,080
Total Common Stocks & Other Equity Interests (Cost $219,864,404)		389,516,938
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value

Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	2,222,554	$2,222,554
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	1,673,010	1,673,679
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	2,540,062	2,540,062
Total Money Market Funds (Cost $6,435,697)		6,436,295
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $226,300,101)		395,953,233
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.19%
Invesco Private Government Fund, 0.02%(d)(f)(g)	6,157,047	$6,157,047
Invesco Private Prime Fund, 0.11%(d)(f)(g)	14,360,700	14,366,444
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,523,491)		20,523,491
TOTAL INVESTMENTS IN SECURITIES–105.24% (Cost $246,823,592)		416,476,724
OTHER ASSETS LESS LIABILITIES—(5.24)%		(20,724,090)
NET ASSETS–100.00%		$395,752,634
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Invesco Ltd.	$608,394	$171,909	$(232,406)	$149,618	$84,228	$781,743	$14,627
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,135,376	13,160,987	(13,073,809)	-	-	2,222,554	572
Invesco Liquid Assets Portfolio, Institutional Class	1,672,074	9,339,874	(9,338,436)	167	-	1,673,679	262
Invesco Treasury Portfolio, Institutional Class	2,440,430	15,041,128	(14,941,496)	-	-	2,540,062	241
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	126,199	23,024,592	(16,993,744)	-	-	6,157,047	124*
Invesco Private Prime Fund	189,298	43,427,394	(29,250,266)	-	18	14,366,444	1,778*
Total	$7,171,771	$104,165,884	$(83,830,157)	$149,785	$84,246	$27,741,529	$17,604

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	30	December-2021	$6,446,625	$(289,841)	$(289,841)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$389,516,938	$—	$—	$389,516,938
Money Market Funds	6,436,295	20,523,491	—	26,959,786
Total Investments in Securities	395,953,233	20,523,491	—	416,476,724
Other Investments - Liabilities*
Futures Contracts	(289,841)	—	—	(289,841)
Total Investments	$395,663,392	$20,523,491	$—	$416,186,883

*	Unrealized appreciation (depreciation).
Invesco V.I. Equally-Weighted S&P 500 Fund